Share-based compensation - Fair Value Assumptions (Detail) - € / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assumptions Calculation Fair Value of Shares [Line Items]
Share price at grant date (in eur per share)	€ 270.7	€ 199.5	€ 166.9
Vesting period	2 years 10 months 24 days	2 years 6 months	2 years 10 months 24 days
Dividend yield	0.90%	1.10%	0.80%
Eurozone
Assumptions Calculation Fair Value of Shares [Line Items]
Risk free interest rate (in percentage)	(0.60%)	(0.80%)	(0.40%)
US
Assumptions Calculation Fair Value of Shares [Line Items]
Risk free interest rate (in percentage)	1.50%	1.80%	2.20%
Expected volatility ASML
Assumptions Calculation Fair Value of Shares [Line Items]
Expected volatility	28.90%	29.80%	26.10%
Expected volatility PHLX index
Assumptions Calculation Fair Value of Shares [Line Items]
Expected volatility	24.70%	24.80%	21.30%